Investment Risks - 2x Anthropic ETF	Nov. 13, 2026
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Shares will change in value, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of their affiliates.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Aggressive Investment Risk [Member]
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Aggressive Investment Risk. The value of an investment in the Fund could decline significantly and without warning, including to zero. You may lose the full value of your investment within a single day. Shares will change in value, and you could lose money by investing in the Fund. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund, you should not invest in the Fund. The Fund may not achieve its investment objective.

Compounding Risk [Member]
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Compounding Risk. The Fund has a single day investment objective, and the Fund’s performance for any other period is the result of its return for each day compounded over the period. The performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from twice (2x) the daily return of the performance of Anthropic for the same period, before accounting for fees and expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as Anthropic volatility and holding periods increase.

Leverage Risk [Member]
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Leverage Risk. Daily rebalancing and the compounding of each day’s return over time means that the return of the Fund for a period longer than a single day will be the result of each day’s returns compounded over the period. This will very likely differ in amount, and possibly even direction, from twice the return of Anthropic for the same period. The Fund will lose money if the performance of Anthropic is flat over time. The Fund can lose money regardless of the performance of Anthropic, as a result of daily rebalancing, volatility of Anthropic, compounding of each day’s return and other factors.

As with all investments, there are certain risks of investing in the Fund. Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of their affiliates. You should consider carefully the following risks before investing in the Fund. As a leveraged ETF, the unique and substantial risks associated with Anthropic are exacerbated.

Holding Period Risk [Member]
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Holding Period Risk. The performance of the Fund for periods longer than a single day will likely differ from that of Anthropic. This difference may be significant. If you are considering holding Shares for longer than a day, it’s important that you understand the impact of volatility in the share price of Anthropic (how much the share price of Anthropic moves up and down from day-to-day) on your holding period return. Volatility in the share price of Anthropic has a negative impact on Fund returns. During periods of higher volatility, the volatility of Anthropic may affect the Fund’s returns as much as or more than the return of Anthropic.

Leveraged Correlation Risk [Member]
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Leveraged Correlation Risk. A number of factors may affect the Fund’s ability to achieve a high degree of leveraged (2x) correlation with the performance of Anthropic, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its daily investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from twice the performance of Anthropic on a given day.

A number of other factors may adversely affect the Fund’s sought-after 2x correlation with Anthropic, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with daily changes in the share price of Anthropic. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under or over-exposed to Anthropic. Any of these factors could decrease correlation between the performance of the Fund and Anthropic and may hinder the Fund’s ability to meet its daily investment objective.

Target Exposure and Rebalancing Risks [Member]
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Target Exposure and Rebalancing Risks. The Fund normally will seek to maintain notional exposure to Anthropic at 200%. However, in order to comply with certain tax qualification tests at the end of each tax quarter, the Fund may reduce its exposure to Anthropic on or about such date. If the value of Anthropic rises during such periods when the Fund has reduced its exposure to Anthropic, without gaining a similar increased exposure through Other Investments, the performance of the Fund may be less than it would have been had the Fund maintained its exposure through such period.

In addition, significant and unpredictable increases in margin rates associated with the instruments through which the Fund obtains its leveraged exposure to Anthropic could result in the Fund not achieving its target 2x exposure and as such would cause the Fund to experience greater risk of failing to meet its target exposure of two times (2x) the daily performance of Anthropic, before fees and expenses.

Investment Strategy Risk [Member]
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Investment Strategy Risk. The Fund invests primarily in Anthropic-Linked Instruments. The Fund seeks to benefit from increases in the share price of Anthropic for a single day through investments in Anthropic-Linked Instruments. The value of the Fund’s Anthropic-Linked Instruments may not always precisely track the market price of Anthropic due to financing costs, transaction costs, and other factors. Consequently, the Fund may perform differently from the actual share price of Anthropic. There can be no guarantee that the performance of the Fund’s Anthropic-Linked Instruments will be highly correlated to the share price of Anthropic. Transaction costs, financing costs, the availability of counterparties, and other factors may impact the cost and pricing of the Fund’s investments and decrease the correlation between the performance of the Fund’s Anthropic-Linked Instruments and Anthropic, over short- or long-term periods.

Anthropic Investing Risk [Member]
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Anthropic Investing Risk. The Fund is indirectly exposed to the risks of investing in Anthropic through its investments in Anthropic-Linked Instruments. These risks include the following:

Issuer-Specific Attributes

Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with companies in the information technology sector, Anthropic faces risks specific to its business and stage of development.

Anthropic’s financial performance and valuation may depend on the successful development, commercialization, and adoption of its artificial intelligence technologies, as well as its ability to keep developing the most advanced and capable AI models. The company’s business model may rely on continued demand for advanced AI models, cloud-based AI services, and enterprise AI applications. Anthropic may require substantial ongoing investment in research, computing infrastructure, and data resources to remain competitive in the AI industry. The company’s growth prospects may depend on its ability to maintain strategic partnerships, secure access to computing resources, and attract and retain highly skilled researchers and engineers. The long-term commercial applications and revenue models for advanced AI technologies are still evolving, and the market for such technologies may develop differently than currently anticipated. If demand for its models, platform, and applications develops more slowly than expected, or declines, its growth may slow or stall. If Anthropic is unable to successfully develop, deploy, or monetize its AI technologies, its financial condition, operating results, or market valuation could be adversely affected, which could negatively affect the value of the Fund’s investments.

Anthropic is a highly dynamic company, and its business model, products, services, and strategic focus may change over time. Anthropic has a limited operating history in an evolving and nascent industry, which makes its future prospects difficult to evaluate. Anthropic is at an early stage of revenue growth and its historical growth rates may not be indicative of future performance. Anthropic has historically incurred significant losses. Further, Anthropic’s business is highly capital-intensive and depends on securing and allocating very large amounts of computing capacity. If Anthropic cannot secure adequate compute, or does not direct its compute effectively across its workloads, it may be unable to train competitive models or adequately serve its customers. Constraints on the critical inputs that support compute could also limit its access to compute. Anthropic relies on a limited number of cloud service providers and suppliers. Some of them have strategic and investment relationships with Anthropic and are also its customers, which could create conflicts of interest and affect its access to compute.

A substantial portion of Anthropic’s revenue and accounts receivable comes from a limited number of products and applications, customers and distribution channels. The loss of, or a significant reduction in spending by, one or more top customers could adversely affect Anthropic, as could disruption in those channels.

Anthropic utilizes a non-traditional business structure and is highly dependent on the continued service of its co-founders, senior management team, and key technical employees, the loss of any of whom may adversely affect its business, financial condition and results of operations. Further, Anthropic’s capital structure concentrates voting power with the LTBT and the Founder LLC which will result in the LTBT and Founder LLC having voting power that is disproportionate to the economic interests of the company. This could negatively impact the value of Anthropic, and as a result, the Fund.

AI Risk

Companies engaged in AI and big data typically face intense competition and potentially rapid product obsolescence. These companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance these companies will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. AI and big data companies typically engage in significant amounts of spending on research and development, as well as mergers and acquisitions, and there is no guarantee that the products or services produced by these companies will be successful. AI and big data companies are potential targets for cyberattacks, which can have a materially adverse impact on the performance of these companies. In addition, AI technology could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology. Similarly, the collection of data from consumers and other sources could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. AI and big data companies may face regulatory fines and penalties, including potential forced break-ups, that could hinder the ability of the companies to operate on an ongoing basis. The customers and/or suppliers of AI and big data companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on AI and big data companies. Country, government, and/or region-specific regulations or restrictions could have an impact on AI and big data companies.

IPO Risk

Anthropic commenced its initial public offering (“IPO”) on November 19, 2026. The market value of shares issued in an IPO may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about a company’s business model, quality of management, earnings growth potential, and other criteria used to evaluate its investment prospects. Accordingly, investments in shares of a company that recently commenced an IPO involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. Investments in shares of a company that recently commenced an IPO may also involve high transaction costs and are subject to market risk and liquidity risk. Immediately following an IPO, a company may experience abnormal returns and volatility, and such returns should not be expected to persist. The price of Anthropic shares could continue to be volatile and could decline in value significantly in the future. Any of these factors may materially and adversely impact the price of Anthropic, increase the volatility of an investment in Anthropic and have a negative impact on the performance of the Fund.

Swap Agreements Risk [Member]
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Swap Agreements Risk. The Fund will enter into cash-settled swap agreements and other derivatives to gain exposure to Anthropic without actually purchasing such asset. Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular pre-determined interest rate, commodity, security, index, or other asset or measurable indicator, including, in the case of the Fund, Anthropic. The primary risks associated with the Fund’s use of swaps are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the share price of Anthropic, and the failure of a counterparty to perform. Swaps may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. Large positions also increase the risk of illiquidity, and may make positions more difficult to liquidate and increase the losses incurred while trying to do so. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. Moreover, there is no guarantee that the Fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap with the same or another party. If Anthropic experiences a dramatic adverse price movement that causes a material decline in the Fund’s net assets, the terms of the Fund’s swap agreements may permit the counterparty to immediately close out the swap transaction. In that event, the Fund may be unable to enter into another swap agreement to achieve exposure consistent with the Fund’s investment objective, which may prevent the Fund from achieving its investment objective even if the share price of Anthropic later reverses all or a portion of the decline. Because the Fund will not be an owner of Anthropic under its swap agreements, the Fund will not have voting or similar rights with respect to Anthropic.

Derivatives Risk [Member]
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Derivatives Risk. The Fund may obtain exposure through the following derivatives: Anthropic Swaps, exchange-traded futures contracts referencing Anthropic, and exchange-listed options referencing Anthropic or shares of Other Investment Companies.

Investing in derivatives may be considered aggressive and may expose the Fund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying the derivative (e.g., the securities or commodities contained in the Fund). The use of derivatives may result in larger losses or smaller gains than directly investing in securities or commodities. The risks of using derivatives include: (1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); (2) the risk that an instrument is mispriced; (3) credit or counterparty risk on the amount the Fund expects to receive from a counterparty; (4) the risk that securities prices, interest rates and currency markets will move adversely and the Fund will incur significant losses; (5) the risk that the cost of holding a financial instrument might exceed its total return; and (6) the possible absence of a liquid secondary market for a particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to adjust the Fund’s position in a particular instrument when desired. Each of these factors may prevent the Fund from achieving its investment objective and may increase the volatility (i.e., fluctuations) of the Fund’s returns. Because derivatives often require limited initial investment, the use of derivatives also may expose the Fund to losses in excess of those amounts initially invested.

The performance of Anthropic-Linked Instruments may not track the performance of the share price of Anthropic due to embedded costs and other factors. Thus, to the extent the Fund invests in derivatives, the Fund may be subject to correlation risk and may not achieve as high a degree of correlation with its investment objective as it would through a direct investment in Anthropic.

Futures Contracts Risk [Member]
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Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling”. If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline. Additionally, significant and unpredictable increases in Anthropic futures contracts margin rates relative to prevailing futures prices could result in the Fund not achieving its sought-after exposure to two times (2x) the daily performance of the equity securities of Anthropic. Further, if the market for Anthropic futures contracts is in a period of contango, if the performance of Anthropic and the price of Anthropic futures contracts were to decline, the Fund would experience the negative impact of contango. The impact of backwardation or contango may lead the returns of the Fund to vary significantly from the total return of other price references. Additionally, in the event of a prolonged period of contango, and absent the impact of rising or falling pricing of Anthropic, this could have a significant negative impact on the Fund’s NAV and total return.

Position Limits and Price Limits

The CFTC and the various exchanges on which futures contracts are traded establish position limits and price limits for futures contracts.

Position limits are designed to prevent excessive speculation that could cause sudden or unreasonable fluctuations in the price of a commodity. They limit the maximum number of contracts a person or entity can hold in a particular commodity.

Price limits are mechanisms to maintain orderly markets by restricting the price range within which futures contracts can trade during a trading session. They prevent extreme price movements that could disrupt market stability. Price limits are typically set as a percentage of the previous day’s settlement price. When price limits are hit, trading may be halted or expanded depending on the product and regulatory rules. Unlike position limits, price limits do not restrict the number of contracts a trader can hold but rather the price at which those contracts can be traded. When a price limit is hit, the market for Anthropic futures contracts may temporarily halt until price limits can be expanded or trading may be stopped for the day.

If the Fund is unable to buy or sell Anthropic futures contracts as a result of position limits being hit or price limits that result in a halted or closed market — or for other reasons including limited liquidity in the market for Anthropic futures contracts, a disruption to the market for Anthropic futures contracts, or as a result of margin requirements, accountability levels, or other limitations imposed by the Fund’s FCMs, the listing exchanges, or the CFTC — the Adviser would take such action as it believes appropriate and in the best interest of the Fund in consideration of the facts and circumstances at such time, including: (i) investing in Anthropic-Linked Instruments that are not Anthropic futures contracts; (ii) requiring that Authorized Participants purchase and redeem creation units through an exchange for related position (EFRP) method rather than in cash; (iii) applying increased Authorized Participant variable transaction fees for purchases or redemptions of Creation Units made in cash; or (iv) de-levering the Fund, relative to its investment objective, by an amount reflecting prevailing price limits. In addition, the Fund generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time; that is to say, when the Fund is unable to increase its exposure to underlying assets.

Cost of Futures Investment Risk. When an Anthropic futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy an Anthropic futures contract with a later expiration date. This is commonly referred to as “rolling.”

If the Fund rolls Anthropic futures contracts that are in contango, the Fund will sell a lower priced, expiring contract and purchase a higher priced, longer-dated contract. The price difference between the expiring contract and longer-dated contract associated with rolling Anthropic futures contracts is typically substantially higher than the price difference associated with rolling other futures contracts. Contango in the market for Anthropic futures contracts may have a significant adverse impact on the performance of the Fund and may cause Anthropic futures contracts and the Fund to underperform Anthropic. Both contango and backwardation would reduce the Fund’s correlation to Anthropic and may limit or prevent the Fund from achieving its investment objective. The impact of both contango and backwardation may also be greater to the extent the Fund invests in back-month Anthropic futures contracts.

Investment Capacity Risk. If the Fund’s ability to obtain exposure to Anthropic futures contracts consistent with its investment objective is disrupted for any reason, including but not limited to, limited liquidity in the market for Anthropic futures contracts, a disruption to the market for Anthropic futures contracts, or as a result of margin requirements or position limits imposed by the Fund’s FCMs, the CME, or the CFTC, and the Fund could not otherwise meet its investment objective through the use of other investments discussed above, the Fund would not be able to achieve its investment objective and may experience significant losses.

Liquidity Risk. The market for Anthropic futures contracts may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. Large positions also increase the risk of illiquidity, which may make the Fund’s positions more difficult to liquidate, and increase the losses incurred while trying to do so.

Options Risk [Member]
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Options Risk. The Fund may purchase exchange-traded options that reference shares of Other Investment Companies. Transactions in options generally require less capital than equivalent stock transactions. They may return smaller dollar figures but a potentially greater percentage of the investment than equivalent stock transactions. The potential profit is limited to the premium received for the contract. The potential loss can be unlimited. While leverage means the percentage returns can be significant, the amount of cash required is smaller than equivalent stock transactions. It is possible to lose the entire principal invested, and sometimes more. As an options holder, the Fund risks the entire amount of the premium it pays. But as an options writer, it takes on a much higher level of risk. For example, if the Fund writes an uncovered call, it faces unlimited potential loss, since there is no cap on how high a stock price can rise. When buying options, the Fund risks losing the premium paid, plus commissions and fees.

Reverse Repurchase Agreements Risk [Member]
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Reverse Repurchase Agreements Risk. The Fund may invest in reverse repurchase agreements. Reverse repurchase agreements are transactions in which the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by the Fund may increase the Fund’s volatility. The Fund incurs costs, including interest expenses, in connection with the opening and closing of reverse repurchase agreements that will be borne by the shareholders.

Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. In situations where the Fund is required to post collateral with a counterparty, the counterparty may fail to segregate the collateral or may commingle the collateral with the counterparty’s own assets. As a result, in the event of the counterparty’s bankruptcy or insolvency, the Fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and the Fund may be exposed to the risk of a court treating the Fund as a general unsecured creditor of the counterparty, rather than as the owner of the collateral. There can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.

Reverse repurchase agreements also involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when the Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

Risks Related to Investing in Other Investment Companies [Member]
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Risks Related to Investing in Other Investment Companies. The Fund may invest in long or short positions in Other Investment Companies (i.e., investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest). Investing in Other Investment Companies may involve duplication of advisory or management fees and certain other expenses. By investing in Other Investment Companies, the Fund becomes a shareholder of that Other Investment Company. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the Other Investment Company, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. As a shareholder, the Fund must rely on the Other Investment Company to achieve its investment objective. The Fund’s performance may be magnified positively or negatively by virtue of its investment in the Other Investment Company. If the Other Investment Company fails to achieve its investment objective, the value of the Fund’s investment could decline, thus affecting the Fund’s performance. In addition, because certain Other Investment Company shares are listed on national stock exchanges and are traded like stocks on an exchange, their shares potentially may trade at a discount or a premium. Investments in such shares may be subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of certain Other Investment Company shares may depend on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Collateral Investments Risk [Member]
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Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, investment companies registered under the 1940 Act that invest in high-quality securities and corporate debt securities, such as commercial paper.

Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to the Shares.

Investment companies that invest in high-quality securities are subject to management fees and other expenses. Therefore, investments in these funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of such fund. It is possible to lose money by investing in investment companies that invest in high-quality securities.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.

Asset Concentration Risk [Member]
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Asset Concentration Risk. Since the Fund may take positions that provide concentrated exposure to Anthropic, the Fund’s performance may be hurt disproportionately and significantly by the poor performance of those positions to which it has significant exposure. Asset concentration makes the Fund more susceptible to any single occurrence affecting the underlying positions and may subject the Fund to greater market risk than more diversified funds. The Fund’s investment exposure is concentrated in the industry or group of industries in which Anthropic operates. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across issuers and industries.

Information Technology Companies Risk. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Counterparty Risk [Member]
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Counterparty Risk. The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to certain of the Anthropic-Linked Instruments.

The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. In order to attempt to mitigate potential counterparty credit risk, the Fund typically enters into transactions with major financial institutions.

The counterparty to an exchange-traded futures contract is subject to the credit risk of the clearing house and the FCM through which it holds its position. Specifically, the FCM or the clearing house could fail to perform its obligations, causing significant losses to the Fund. For example, the Fund could lose margin payments it has deposited with an FCM as well as any gains owed but not paid to the Fund, if the FCM or clearing house becomes insolvent or otherwise fails to perform its obligations. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers. In addition, if the FCM does not comply with the applicable regulations, or in the event of a fraud or misappropriation of customer assets by the FCM, the Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM. FCMs are also required to transfer to the clearing house the amount of margin required by the clearing house, which amount is generally held in an omnibus account at the clearing house for all customers of the FCM. In addition, the Fund may enter into futures contracts and repurchase agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty.

Further, there is a risk that no suitable counterparties are willing to enter into reverse repurchase agreements with the Fund, or continue to enter into, reverse repurchase agreement transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective. There is also the risk that the Fund may not be able to engage in reverse repurchase agreement transactions because suitable counterparties refuse to enter into transactions with the Fund. Contractual provisions and applicable law may prevent or delay the Fund from exercising its rights to terminate an investment or transaction with a financial institution experiencing financial difficulties, or to realize on collateral, and another institution may be substituted for that financial institution without the consent of the Fund. If the credit rating of a counterparty to a futures contract and/or repurchase agreement declines, the Fund may nonetheless choose or be required to keep existing transactions in place with the counterparty, in which event the Fund would be subject to any increased credit risk associated with those transactions. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate, or convert to equity the liabilities to the Fund of a counterparty who is subject to such proceedings in the European Union (sometimes referred to as a “bail in”).

Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Clearing Broker Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Clearing Broker Risk. To the extent the Fund invests in exchange-traded futures contracts, it will be exposed to the risks of a clearing broker (or an FCM). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all. Furthermore, the Fund is subject to the risk that no FCM is willing or able to clear the Fund’s transactions or maintain the Fund’s assets. If the Fund’s FCMs are unable or unwilling to clear the Fund’s transactions, or if the FCM refuses to maintain the Fund’s assets, the Fund will be unable to have its orders fulfilled or assets custodied. In such a circumstance, the performance of the Fund may be negatively impacted and may result in the proportion of futures contracts in the Fund’s portfolio relative to the total assets of the Fund to decrease.

Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Active Management Risk. The Fund is actively managed, and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Frequent Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Frequent Trading Risk. To the extent the Fund invests in futures contracts to achieve its investment objective, it will regularly purchase and subsequently sell (i.e., “roll”) individual futures contracts so as to maintain a fully invested position. As the contracts near their expiration dates, the Fund rolls them over into new contracts. This frequent trading of contracts may increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells contracts, which may detract from the Fund’s performance. High portfolio turnover may result in the Fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Frequent trading risk may cause the Fund’s performance to be less than expected.

Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s daily investment objective. In these instances, the Fund may not successfully track the performance of Anthropic and may not achieve its investment objective. Additionally, the rebalancing of the Fund’s portfolio to obtain the desired daily leveraged exposure to Anthropic may impact the underlying trading in a given instrument (such as trading in futures contracts) and may adversely affect the value of the Fund. For example, such trading may cause the Fund’s FCMs to adjust their hedges. The trading activity associated with such transactions will contribute to the existing trading volume on the underlying futures contracts and may adversely affect the market price of such underlying futures contracts.

Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Valuation Risk. The Fund may hold securities or other assets, including Anthropic-Linked Instruments, that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities such as the Anthropic-Linked Instruments, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period effected.

Trading Issues Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Issues Risk. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participant Concentration Risk. Only an “Authorized Participant” (i.e., broker-dealers and large institutional investors that have entered into a participation agreement with the Fund) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as APs on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

Market Maker Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.

Premium/Discount Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for Shares on the Exchange. The Fund’s market price may deviate from the value of the Fund’s underlying portfolio holdings, particularly in time of market stress, with the result that investors may pay more or receive less than the underlying value of the Shares bought or sold. The Adviser cannot predict whether Shares will trade below, at, or above their net asset value because the Shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of Shares should not be sustained. During stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s Shares and their net asset value. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund currently intends to effect some or all redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV to the extent such costs are not offset by a transaction fee payable to an authorized participant (“AP”). If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and other ETFs.

Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund may have to alter its holdings in Anthropic or a single position to not exceed 25% of the Fund’s total assets at the end of each tax quarter. The Fund intends to manage its exposure to comply with the Asset Diversification Test. If the Fund’s investments were to exceed 25% of the Fund’s total assets at the end of a tax quarter in any given position, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

Commodity Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Commodity Regulatory Risk. To the extent the Fund uses futures contracts, it may be classified as a “commodity pool” and be subject to regulation by the CFTC. Such designation would require that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict but could be substantial and adverse to the Fund.

Cyber Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Natural Disaster/Epidemic Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment advisor, third party service providers, and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on the Fund’s performance, resulting in losses to your investment.